Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summarized financial information by reportable segment

	For the years ended December 31,
	2011	2010	2009
Revenues:
U.S. Operations	$1,871,182	$1,584,734	$964,358
Canadian and U.K. Operations	698,054	—	—
Other	2,122	2,996	2,469

Total Revenues(a)	$2,571,358	$1,587,730	$966,827

Segment operating income (loss):(b)
U.S. Operations	$561,370	$634,442	$231,256
Canadian and U.K. Operations	86,538	—	—
Other	(74,477)	(40,380)	(29,086)

Operating income	573,431	594,062	202,170
Less interest expense, net	(96,214)	(16,466)	(18,176)
Other income, net	17,606	—	—

Income from continuing operations before income tax expense	494,823	577,596	183,994
Income tax expense	(131,225)	(188,171)	(42,144)

Income from continuing operations	$363,598	$389,425	$141,850

	For the years ended December 31
	2011	2010	2009
Depreciation and depletion:
U.S. Operations	$155,702	$98,170	$72,533
Canadian and U.K. Operations	74,203	—	—
Other	776	532	406

Total	$230,681	$98,702	$72,939

Capital expenditures:
U.S. Operations	$149,996	$152,299	$95,672
Canadian and U.K. Operations	264,476	—	—
Other	94	5,177	626

Total	$414,566	$157,476	$96,298

	As of December 31,
	2011	2010	2009
Identifiable assets by segment:
U.S. Operations	$1,118,451	$1,021,534	$800,238
Canadian and U.K. Operations	5,021,521	—	—
Other	716,536	630,319	443,920
Assets of discontinued operations	—	5,912	15,198

Total	$6,856,508	$1,657,765	$1,259,356

Long-lived assets by country:
U.S.	$1,096,763	$790,001	$522,931
Canada	3,195,377	—	—
U.K.	395,451	—	—

Total	$4,687,591	$790,001	$522,931

(a)
Export sales were $2.0 billion, $1.2 billion and $728.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Export sales to customers in foreign countries in excess of 10% of consolidated revenues for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Percent of Consolidated Revenues For the years ended December 31,
Country	2011	2010	2009
Brazil	10.5%	24.9%	20.2%
U.K.	6.2%	10.3%	12.6%
Germany	9.8%	13.7%	14.0%
(b)
Segment operating income (loss) amounts include expenses for postretirement benefits. A breakdown by segment of postretirement benefits (income) expense is as follows (in thousands):

	For the years ended December 31,
	2011	2010	2009
U.S. Operations	$41,745	$43,228	$31,902
Canadian and U.K. Operations	—	—	—
Other	(1,360)	(1,750)	(1,069)

	$40,385	$41,478	$30,833

Schedule of export sales to customers in foreign countries in excess of 10% of consolidated revenues

	Percent of Consolidated Revenues For the years ended December 31,
Country	2011	2010	2009
Brazil	10.5%	24.9%	20.2%
U.K.	6.2%	10.3%	12.6%
Germany	9.8%	13.7%	14.0%

Schedule of breakdown by segment of postretirement benefits (income) expense

	For the years ended December 31,
	2011	2010	2009
U.S. Operations	$41,745	$43,228	$31,902
Canadian and U.K. Operations	—	—	—
Other	(1,360)	(1,750)	(1,069)

	$40,385	$41,478	$30,833